SCHEDULE OF FUNDED STATUS OF END-OF-SERVICE INDEMNITIES EMPLOYEES RECEIVE UNDER ONE OF FIVE BENEFIT STRUCTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Benefit obligations at the beginning of the year	$ 28,314	$ 27,410
Actuarial (gain) / loss	1,344	(1,128)	$ (69)
Service cost	4,979	4,876	4,545
Interest cost	1,522	675
Other	(2,498)	(3,519)
Benefit obligations at the end of the year	33,661	28,314	27,410
Current benefit obligation (within Other current liabilities)	4,726	3,932
Non-current benefit obligation	28,935	24,382
Fair value of plan assets at the beginning of the year
Employer contributions	2,498	3,519
Benefits paid	(2,498)	(3,519)
Plan assets at the end of the year
Unfunded status	$ 33,661	$ 28,314